Other Assets (Other Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 91,984	¥ 82,731
Deferred customer activation costs	95,171	72,801
Receivables held for sale (Non-current).	272,318	258,717
Allowance for doubtful accounts	(4,865)	(5,402)
Long-term prepaid expenses	11,547	17,215
Asset for employees' retirement benefits	4,898	10,220
Other	8,050	9,441
Total	¥ 479,103	¥ 445,723